Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits
Savings, Balance	$ 870,887	$ 860,806
Savings, Percent	3.41%	3.42%
Savings, Weighted average rate	0.49%	0.64%
Noninterest-bearing demand, Balance	604,449	567,230
Noninterest-bearing demand, Percent	2.37%	2.25%
Noninterest-bearing demand, Weighted average rate	0.00%	0.00%
Interest-bearing demand, Balance	1,984,962	2,152,460
Interest-bearing demand, Percent	7.78%	8.55%
Interest-bearing demand, Weighted average rate	0.68%	0.73%
Money Market, Balance	8,456,020	6,310,080
Money Market, Percent	33.15%	25.07%
Money Market, Weighted average rate	0.87%	1.04%
Time deposits, Balance	13,591,442	15,282,550
Time deposits, Percent	53.29%	60.71%
Time deposits, Weighted average rate	1.56%	1.67%
Total deposits	$ 25,507,760	$ 25,173,126
Total deposits, Percent	100.00%	100.00%
Total deposits, Weighted average rate	1.19%	1.36%